Pension and other post-retirement benefits - PBO/ABO/Fair value (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	SFr 16,102	SFr 15,979	SFr 15,432
ABO	15,637	15,459
Switzerland | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
Switzerland | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
International | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	3,482	3,325	2,951
ABO	3,449	3,294
International | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,404	1,455
ABO	1,377	1,431
Fair value of plan assets	1,159	1,174
International | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,393	1,443
ABO	1,369	1,422
Fair value of plan assets	1,150	1,163
International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
PBO	156	164	160
ABO	156	164
Bank | International | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	3,475	3,325	2,951
ABO	3,445	3,294
Bank | International | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,397	1,455
ABO	1,373	1,431
Fair value of plan assets	1,159	1,174
Bank | International | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,386	1,443
ABO	1,365	1,422
Fair value of plan assets	1,150	1,163
Bank | International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
PBO	156	164	SFr 160
ABO	SFr 156	SFr 164